Label	Element	Value
Aberdeen Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Tax-Free Income Fund Aberdeen Core Fixed Income Fund (collectively, the "Funds") Supplement to the Funds' Statutory Prospectus dated February 25, 2013, as supplemented to date
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Core Fixed Income Fund
Strategy [Heading]	rr_StrategyHeading	The following replaces the first paragraph in the section entitled, "Summary - Aberdeen Core Fixed Income Fund - Principal Strategies" of the Funds' Statutory prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

•  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

•  foreign government and agency, supranational, and quasi government obligations,

•  residential mortgage-backed securities (MBS),

•  commercial mortgage-backed securities (CMBS),

•  asset-backed securities (ABS),

•  municipal obligations, including auction rate securities,

•  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

•  loan participations and assignments including revolving credit facilities,

•  inflation-indexed securities,

•  U.S. dollar denominated securities of foreign issuers,

•  non-U.S. dollar denominated issues provided that all currency exposure is hedged,

•  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

•  private placements including securities issued under Rule 144A and/or Regulation S ("Regulation S Securities"),

•  structured securities,

•  derivative instruments including futures, interest rate swaps, options and credit derivatives, and

•  currency forward contracts.

Please retain this Supplement for future reference.

This Supplement is dated May 16, 2013.